LONG TERM DEBT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LONG TERM DEBT
PPP Loan	$ 397,500	$ 198,750
Operating lease payable	138,788	225,054
Notes Payable - ICT (related party)	709,737	926,768
Total Debt	1,246,025	1,350,572
Less: Current Portion (operating lease payable)	(138,788)	(181,199)	$ 0
Total Long-Term Debt	$ 1,107,237	$ 1,169,373